General Information	12 Months Ended
Dec. 31, 2018
General information [abstract]
General information
1	General information

Sinopec Shanghai Petrochemical Company Limited (“the Company”), formerly known as Shanghai Petrochemical Company Limited, was established in the People’s Republic of China (“the PRC”) on 29 June 1993 as a joint stock limited company to hold the assets and liabilities of the production divisions and certain other units of Shanghai Petrochemical Complex (“SPC”), a state-owned enterprise. The Company was under the direct supervision of China Petrochemical Corporation (“Sinopec Group”) at that time.

The Company completed its initial public offerings in 1993. Its shares were listed on the Stock Exchange of Hong Kong Limited (“H shares”) and the New York Stock Exchange in the form of American Depositary Shares (“ADS”) on 26 July 1993, and were also listed on the Shanghai Stock Exchange (“ordinary A shares”) on 8 November 1993.

Sinopec Group completed its reorganization on 25 February 2000. After the reorganization, China Petroleum & Chemical Corporation (“Sinopec Corp.”) was established. As part of the reorganization, Sinopec Group transferred its 4,000,000,000 of the Company’s state-owned legal shares, which represented 55.56 percent of the issued share capital of the Company, to Sinopec Corp.

The Company changed its name to Sinopec Shanghai Petrochemical Company Limited on 12 October 2000, and Sinopec Corp. was the largest shareholder of the Company.

Pursuant to the “Approval on matters relating to the Share Segregation Reform of Sinopec Shanghai Petrochemical Company Limited” issued by the State-owned Assets Supervision and Administration Commission of the State Council (State Owned Property [2013] No.443), a General Meeting of A share shareholders was held on 8 July 2013 and passed the resolution of “Share Segregation Reform of Sinopec Shanghai Petrochemical Company Limited (Amendment)” (“the Share Segregation Reform Resolution”) which was published by the Company on Shanghai Stock Exchange (“SSE”) website on 20 June 2013.

According to the Share Segregation Reform Resolution, the controlling shareholder of the Company, Sinopec Corp., offered shareholders of circulating A shares 5 shares for every 10 circulating A shares they held on 16 August 2013, aggregating 360,000,000 A shares, for the purpose of obtaining the listing rights of its non-circulating shares in the A Shares market. From 20 August 2013 (“the circulation date”), all the Company’s non-circulating A shares have been granted circulating rights on Shanghai Stock Exchange (“SSE”). As part of the restricted conditions, Sinopec Corp. committed that all the 3,640,000,000 A shares held were not allowed to be traded on SSE or transferred within 12 months from the circulation date (“the restriction period”). After the restriction period, Sinopec Corp. can only sell no more than 5 and 10 percent of its total shares within 12 and 24 months, respectively. The former 150,000,000 non-circulating A shares held by social legal persons were also prohibited to be traded on SSE or transferred within 12 months from the circulation date. Meanwhile, Sinopec Corp. also committed in the Share Segregation Reform Resolution that a scheme of converting surplus to share capital (no less than 4 shares for every 10 shares) will be proposed on the board of directors and shareholders meetings within 6 months after the circulation date.

The 15th meeting of the 7th term of Board of Directors was held on 28 August 2013 and the Company proposed and passed a resolution regarding interim cash dividend for the first half of 2013 and the conversion of share premium and surplus reserve to share capital. The resolution included a distribution of 5 shares and a cash dividend distribution of RMB 0.5 (tax included) for every 10 shares based on the 7,200,000 thousands ordinary shares as at 30 June 2013. Among the 5 shares distributed, 3.36 shares were converted from share premium of RMB 2,420,841 thousands and 1.64 shares were converted from surplus reserves of RMB 1,179,159 thousands. The resolution was approved by the extraordinary general meeting of shareholders, A share class shareholders meeting and H share class shareholders meeting on 22 October 2013, respectively.

The first tranche of the Share Option Incentive Scheme was exercised on 29 August 2017, and the Company received cash payment of RMB 54,580 thousands from 199 grantees. As a result, ordinary A shares of 14,177 thousands were registered on 27 September 2017.

The second tranche of the Share Option Incentive Scheme was exercised on 12 January 2018, and the Company received cash payment of RMB 37,102 thousands from 185 grantees, led to an increase of RMB 9,637 thousands in share capital.

As at 31 December 2018, total shares of the Company were 10,823,814 thousands (31 December 2017: 10,814,177 thousands).

The Company and its subsidiaries (“the Group”) are principally engaged in processing crude oil into synthetic fibers, resins and plastics, intermediate petrochemicals and petroleum products.

These consolidated financial statements are presented in thousands of Renminbi Yuan (RMB), unless otherwise stated. These financial statements have been approved for issue by the Board of Directors on 29 April 2019.